UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	2/28/2017

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2017

Semiannual Report
to Shareholders

Deutsche Asset Allocation Trust

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Contents

3 Letter to Shareholders

5 Performance Summaries

17 Portfolio Management Team

18 Portfolio Summaries

22 Investment Portfolios

31 Statements of Assets and Liabilities

33 Statements of Operations

35 Statements of Changes in Net Assets

38 Financial Highlights

47 Notes to Financial Statements

65 Information About Each Fund's Expenses

69 Advisory Agreement Board Considerations and Fee Evaluation

75 Account Management Resources

77 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Small company stocks tend to be more volatile than medium-sized or large company stocks. The fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

America’s economic expansion, now in its eighth year, continues. Much of the damage from the Great Recession appears to have been repaired, and growth, while not spectacular, has been sufficient to support a stronger labor market.

How long can this last? Our economists generally expect the economy to continue performing well this year. The labor markets should firm a bit further, and underlying inflation is edging closer to target.

Against this backdrop, the U.S. stock markets have set a series of record highs — thanks, in part, to expectations for a boost from Washington. The challenge is that the new administration is still finding its footing. So, while some combination of tax cuts, regulatory reforms, and spending increases in infrastructure and defense seems likely, the timing of implementation is unclear. It remains to be seen how the President’s legislative agenda will translate into tangible results after running the gauntlet of political procedure and bargaining.

We invite you to stay abreast of that process — and our economists’ take on the impact for the markets and investors — by visiting deutschefunds.com. The "Insights" section of our Web site offers up-to-date views on the global and domestic economies and the implications for each asset class.

Thank you, as always, for allowing us to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summaries February 28, 2017 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
Unadjusted for Sales Charge	2.77%	9.46%	4.66%	2.66%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–3.14%	3.17%	3.42%	2.05%
S&P Target Risk Conservative Index†	0.63%	8.13%	4.08%	3.91%
Blended Index††	1.38%	8.09%	5.77%	5.54%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.53%	5.44%	2.43%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–2.42%	4.20%	1.83%
S&P Target Risk Conservative Index†		5.09%	4.22%	3.87%
Blended Index††		5.50%	5.96%	5.39%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
Unadjusted for Sales Charge	2.46%	8.65%	3.89%	1.90%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.46%	8.65%	3.89%	1.90%
S&P Target Risk Conservative Index†	0.63%	8.13%	4.08%	3.91%
Blended Index††	1.38%	8.09%	5.77%	5.54%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.75%	4.65%	1.66%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.75%	4.65%	1.66%
S&P Target Risk Conservative Index†		5.09%	4.22%	3.87%
Blended Index††		5.50%	5.96%	5.39%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
No Sales Charges	2.98%	9.75%	4.94%	2.92%
S&P Target Risk Conservative Index†	0.63%	8.13%	4.08%	3.91%
Blended Index††	1.38%	8.09%	5.77%	5.54%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
No Sales Charges		3.80%	5.70%	2.67%
S&P Target Risk Conservative Index†		5.09%	4.22%	3.87%
Blended Index††		5.50%	5.96%	5.39%

Deutsche Multi-Asset Conservative Allocation Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2016 are 1.37%, 2.11% and 1.09% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Multi-Asset Conservative Allocation Fund — Class A ■ S&P Target Risk Conservative Index† ■ Blended Index††

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Deutsche Multi-Asset Conservative Allocation Fund

† S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

†† The Blended Index is composed of 30% in the S&P 500 Index and 70% in the Bloomberg Barclays U.S. Aggregate Bond Index.

The Standard and Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/28/17	$ 12.46	$ 12.45	$ 12.45
8/31/16	$ 12.25	$ 12.23	$ 12.23
Distribution Information as of 2/28/17
Income Dividends, Six Months	$ .13	$ .08	$ .14

Deutsche Multi-Asset Global Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
Unadjusted for Sales Charge	2.72%	9.77%	4.18%	2.32%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–3.19%	3.46%	2.96%	1.72%
S&P Target Risk Moderate Index†	1.66%	10.15%	5.24%	3.96%
Blended Index††	2.50%	12.65%	5.78%	4.21%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.54%	5.02%	2.01%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–7.21%	3.78%	1.40%
S&P Target Risk Moderate Index†		5.63%	5.55%	3.83%
Blended Index††		5.49%	6.37%	3.91%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
Unadjusted for Sales Charge	2.42%	8.97%	3.41%	1.56%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.42%	8.97%	3.41%	1.56%
S&P Target Risk Moderate Index†	1.66%	10.15%	5.24%	3.96%
Blended Index††	2.50%	12.65%	5.78%	4.21%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		–2.31%	4.25%	1.25%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–2.31%	4.25%	1.25%
S&P Target Risk Moderate Index†		5.63%	5.55%	3.83%
Blended Index††		5.49%	6.37%	3.91%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
No Sales Charges	2.84%	10.06%	4.44%	2.57%
S&P Target Risk Moderate Index†	1.66%	10.15%	5.24%	3.96%
Blended Index††	2.50%	12.65%	5.78%	4.21%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
No Sales Charges		–1.36%	5.27%	2.26%
S&P Target Risk Moderate Index†		5.63%	5.55%	3.83%
Blended Index††		5.49%	6.37%	3.91%

Deutsche Multi-Asset Global Allocation Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2016 are 1.57%, 2.31% and 1.32% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Multi-Asset Global Allocation Fund — Class A ■ S&P Target Risk Moderate Index† ■ Blended Index††

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Deutsche Multi-Asset Global Allocation Fund

† S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

†† The Blended Index is composed of 60% in the MSCI World Index and 40% in the Bloomberg Barclays Global Aggregate Bond Index.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.

Bloomberg Barclays Global Aggregate Bond Index is an unmanaged, broad-based, global investment-grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/28/17	$ 14.55	$ 14.49	$ 14.55
8/31/16	$ 14.61	$ 14.49	$ 14.63
Distribution Information as of 2/28/17
Income Dividends, Six Months	$ .45	$ .34	$ .49

Deutsche Multi-Asset Moderate Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
Unadjusted for Sales Charge	4.93%	13.78%	6.32%	3.04%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–1.11%	7.24%	5.06%	2.43%
S&P Target Risk Moderate Index†	1.66%	10.15%	5.24%	3.96%
Blended Index††	5.03%	15.10%	9.31%	6.58%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.55%	7.54%	2.69%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–3.34%	6.27%	2.09%
S&P Target Risk Moderate Index†		5.63%	5.55%	3.83%
Blended Index††		8.31%	9.69%	6.21%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
Unadjusted for Sales Charge	4.68%	13.04%	5.55%	2.28%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.69%	13.04%	5.55%	2.28%
S&P Target Risk Moderate Index†	1.66%	10.15%	5.24%	3.96%
Blended Index††	5.03%	15.10%	9.31%	6.58%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.78%	6.74%	1.93%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		1.78%	6.74%	1.93%
S&P Target Risk Moderate Index†		5.63%	5.55%	3.83%
Blended Index††		8.31%	9.69%	6.21%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/17
No Sales Charges	5.09%	14.09%	6.57%	3.30%
S&P Target Risk Moderate Index†	1.66%	10.15%	5.24%	3.96%
Blended Index††	5.03%	15.10%	9.31%	6.58%
Average Annual Total Returns as of 12/31/16 (most recent calendar quarter end)
No Sales Charges		2.82%	7.80%	2.96%
S&P Target Risk Moderate Index†		5.63%	5.55%	3.83%
Blended Index††		8.31%	9.69%	6.21%

Deutsche Multi-Asset Moderate Allocation Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2016 are 1.74%, 2.44% and 1.47% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Multi-Asset Moderate Allocation Fund — Class A ■ S&P Target Risk Moderate Index† ■ Blended Index††

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Deutsche Multi-Asset Moderate Allocation Fund

† S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

†† The Blended Index is composed of 60% in the S&P 500 Index and 40% in the Bloomberg Barclays U.S. Aggregate Bond Index.

The Standard and Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/28/17	$ 9.41	$ 9.42	$ 9.40
8/31/16	$ 9.51	$ 9.47	$ 9.51
Distribution Information as of 2/28/17
Income Dividends, Six Months	$ .15	$ .08	$ .18
Capital Gain Distributions, Six Months	$ .40	$ .40	$ .40

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of each fund. Began managing each fund in 2013.

— Joined Deutsche Asset Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

— Portfolio Manager for the Quantitative Group: New York.

— Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Managing Director

Portfolio Manager of each fund. Began managing each fund in 2013.

— Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summaries (Unaudited)

Investment Portfolios as of February 28, 2017 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

	Shares	Value ($)

Equity — Equity Funds 22.8%
Deutsche Core Equity Fund "Institutional" (a)	614,202	15,619,168
Deutsche European Equity Fund "Institutional"* (a)	350,474	3,578,336
Deutsche Small Cap Core Fund "S" (a)	80,742	2,419,016
Total Equity — Equity Funds (Cost $14,695,763)		21,616,520

Equity — Exchange-Traded Funds 3.3%
iShares MSCI Japan ETF	19,572	1,002,674
iShares MSCI Pacific ex Japan ETF	49,500	2,150,280
Total Equity — Exchange-Traded Funds (Cost $2,916,669)		3,152,954

Fixed Income — Bond Funds 46.7%
Deutsche Core Plus Income Fund "Institutional" (a)	1,748,633	18,622,939
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	94,544	1,117,509
Deutsche Enhanced Global Bond Fund "S" (a)	216,398	1,977,879
Deutsche Global High Income Fund "Institutional" (a)	470,824	3,215,729
Deutsche Global Inflation Fund "Institutional" (a)	474,379	4,786,484
Deutsche High Income Fund "Institutional" (a)	228,736	1,093,360
Deutsche U.S. Bond Index Fund "Institutional" (a)	1,434,763	13,587,209
Total Fixed Income — Bond Funds (Cost $44,415,772)		44,401,109

Fixed Income — Exchange-Traded Funds 22.4%
iShares Core U.S. Aggregate Bond ETF	153,400	16,685,318
VanEck Vectors JPMorgan EM Local Currency Bond ETF	249,880	4,542,818
Total Fixed Income — Exchange-Traded Funds (Cost $21,780,485)		21,228,136

	Principal Amount ($)	Value ($)

Short-Term U.S. Treasury Obligations 0.8%
U.S. Treasury Bills:
0.59%**, 8/10/2017 (b)	367,000	365,951
0.56%**, 6/1/2017 (b)	394,000	393,479
Total Short-Term U.S. Treasury Obligations (Cost $759,461)		759,430

Deutsche Multi-Asset Conservative Allocation Fund

	Shares	Value ($)

Fixed Income — Money Market Fund 2.1%
Deutsche Central Cash Management Government Fund, 0.56% (a) (c) (Cost $2,034,357)	2,034,357	2,034,357

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $86,602,507)†	98.1	93,192,506
Other Assets and Liabilities, Net	1.9	1,812,942
Net Assets	100.0	95,005,448

† The cost for federal income tax purposes was $87,056,371. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $6,136,135. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,815,590 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,679,455.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) At February 28, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets

MSCI: Morgan Stanley Capital International

During the six months ended February 28, 2017, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $1,674,118 and $2,281,500, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $1,955,264 and $5,870,347, respectively.

At February 28, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/17/2017	113	13,349,820	536,468

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Deutsche Multi-Asset Conservative Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity — Equity Funds	$ 21,616,520	$ —	$ —	$ 21,616,520
Equity — Exchange-Traded Funds	3,152,954	—	—	3,152,954
Fixed Income — Bond Funds	44,401,109	—	—	44,401,109
Fixed Income — Exchange-Traded Funds	21,228,136	—	—	21,228,136
Short-Term U.S. Treasury Obligations	—	759,430	—	759,430
Money Market Fund	2,034,357	—	—	2,034,357
Derivatives (d)
Futures Contracts	536,468	—	—	536,468
Total	$ 92,969,544	$ 759,430	$ —	$ 93,728,974

There have been no transfers between fair value measurement levels during the six months ended February 28, 2017.

(d) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Deutsche Multi-Asset Global Allocation Fund

	Shares	Value ($)

Equity — Equity Funds 42.5%
Deutsche Core Equity Fund "Institutional" (a)	141,825	3,606,600
Deutsche EAFE Equity Index Fund "Institutional" (a)	3,607,462	20,346,086
Deutsche European Equity Fund "Institutional"* (a)	379,554	3,875,245
Deutsche Global Growth Fund "Institutional" (a)	387,717	11,592,743
Deutsche Global Small Cap Fund "Institutional" (a)	82,611	3,114,445
Total Equity — Equity Funds (Cost $42,101,697)		42,535,119

Equity — Exchange-Traded Funds 11.0%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF (b)	119,613	3,447,247
iShares MSCI Japan ETF	34,903	1,788,081
iShares MSCI Pacific ex Japan ETF	59,867	2,600,622
Vanguard FTSE Developed Markets ETF	83,926	3,212,687
Total Equity — Exchange-Traded Funds (Cost $10,279,307)		11,048,637

Fixed Income — Bond Funds 25.5%
Deutsche Core Plus Income Fund "Institutional" (a)	555,529	5,916,389
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	54,304	641,870
Deutsche Enhanced Global Bond Fund "S" (a)	215,768	1,972,122
Deutsche Global High Income Fund "Institutional" (a)	1,031,800	7,047,195
Deutsche Global Inflation Fund "Institutional" (a)	514,212	5,188,397
Deutsche High Income Fund "Institutional" (a)	91,018	435,065
Deutsche U.S. Bond Index Fund "Institutional" (a)	459,804	4,354,339
Total Fixed Income — Bond Funds (Cost $25,104,856)		25,555,377

Fixed Income — Exchange-Traded Funds 11.8%
iShares Core U.S. Aggregate Bond ETF	63,200	6,874,264
VanEck Vectors JPMorgan EM Local Currency Bond ETF	269,697	4,903,092
Total Fixed Income — Exchange-Traded Funds (Cost $12,198,229)		11,777,356

	Principal Amount ($)	Value ($)

Short-Term U.S. Treasury Obligations 3.5%
U.S. Treasury Bills:
0.56%**, 6/1/2017 (c)	3,382,000	3,377,526
0.59%**, 8/10/2017 (c)	114,000	113,674
Total Short-Term U.S. Treasury Obligations (Cost $3,490,857)		3,491,200

Deutsche Multi-Asset Global Allocation Fund

	Shares	Value ($)

Fixed Income — Money Market Fund 4.6%
Deutsche Central Cash Management Government Fund, 0.56% (a) (d) (Cost $4,588,269)	4,588,269	4,588,269

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,763,215)†	98.9	98,995,958
Other Assets and Liabilities, Net	1.1	1,125,237
Net Assets	100	100,121,195

† The cost for federal income tax purposes was $98,262,268. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $733,690. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,424,258 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,690,568.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) At February 28, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

EM: Emerging Markets

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

During the six months ended February 28, 2017, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $3,022,366 and $500,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $3,428,075 and $9,626,531, respectively.

At February 28, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
MSCI EAFE Mini Index	USD	3/17/2017	28	2,443,700	64,892
S&P 500 E-Mini Index	USD	3/17/2017	25	2,953,500	130,356
Total unrealized appreciation					195,248

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Deutsche Multi-Asset Global Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	total

Equity — Equity Funds	$ 42,535,119	$ —	$ —	$ 42,535,119
Equity — Exchange-Traded Funds	11,048,637	—	—	11,048,637
Fixed Income — Bond Funds	25,555,377	—	—	25,555,377
Fixed Income — Exchange-Traded Funds	11,777,356	—	—	11,777,356
Short-Term U.S. Treasury Obligations	—	3,491,200	—	3,491,200
Money Market Fund	4,588,269	—	—	4,588,269
Derivatives (e)
Futures Contracts	195,248	—	—	195,248
Total	$ 95,700,006	$ 3,491,200	$ —	$ 99,191,206

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

(e) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Deutsche Multi-Asset Moderate Allocation Fund

	Shares	Value ($)

Equity — Equity Funds 46.8%
Deutsche Core Equity Fund "Institutional" (a)	478,506	12,168,409
Deutsche European Equity Fund "Institutional"* (a)	155,611	1,588,786
Deutsche Small Cap Core Fund "S" (a)	57,238	1,714,843
Total Equity — Equity Funds (Cost $10,669,231)		15,472,038

Equity — Exchange-Traded Funds 5.1%
iShares MSCI Japan ETF	17,050	873,472
iShares MSCI Pacific ex Japan ETF	18,855	819,061
Total Equity — Exchange-Traded Funds (Cost $1,632,295)		1,692,533

Fixed Income — Bond Funds 27.6%
Deutsche Core Plus Income Fund "Institutional" (a)	251,096	2,674,176
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	33,593	397,066
Deutsche Enhanced Global Bond Fund "S" (a)	117,741	1,076,152
Deutsche Floating Rate Fund "Institutional" (a)	12,592	106,027
Deutsche Global High Income Fund "Institutional" (a)	72,751	496,891
Deutsche Global Inflation Fund "Institutional" (a)	218,687	2,206,549
Deutsche High Income Fund "Institutional" (a)	208,638	997,287
Deutsche U.S. Bond Index Fund "Institutional" (a)	122,802	1,162,936
Total Fixed Income — Bond Funds (Cost $9,088,383)		9,117,084

Fixed Income — Exchange-Traded Funds 12.7%
iShares Core U.S. Aggregate Bond ETF	23,700	2,577,849
VanEck Vectors JPMorgan EM Local Currency Bond ETF	88,114	1,601,913
Total Fixed Income — Exchange-Traded Funds (Cost $4,321,042)		4,179,762

	Principal Amount ($)	Value ($)

Short-Term U.S. Treasury Obligations 3.3%
U.S. Treasury Bills:
0.59%**, 8/10/2017 (b)	65,000	64,814
0.56%**, 6/1/2017 (b)	1,027,000	1,025,641
Total Short-Term U.S. Treasury Obligations (Cost $1,090,358)		1,090,455

Deutsche Multi-Asset Moderate Allocation Fund

	Shares	Value ($)

Fixed Income — Money Market Fund 2.2%
Deutsche Central Cash Management Government Fund, 0.56% (a) (c) (Cost $717,460)	717,460	717,460

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $27,518,769)†	97.7	32,269,332
Other Assets and Liabilities, Net	2.3	772,081
Net Assets	100.0	33,041,413

† The cost for federal income tax purposes was $27,860,343. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $4,408,989. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,059,026 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $650,037.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) At February 28, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets

MSCI: Morgan Stanley Capital International

During the six months ended February 28, 2017, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $848,963 and $1,460,700, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $1,675,475 and $4,849,976, respectively.

At February 28, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/17/2017	14	1,653,960	66,465

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Deutsche Multi-Asset Moderate Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity — Equity Funds	$ 15,472,038	$ —	$ —	$ 15,472,038
Equity — Exchange-Traded Funds	1,692,533	—	—	1,692,533
Fixed Income — Bond Funds	9,117,084	—	—	9,117,084
Fixed Income — Exchange-Traded Funds	4,179,762	—	—	4,179,762
Short-Term U.S. Treasury Obligations	—	1,090,455	—	1,090,455
Money Market Fund	717,460	—	—	717,460
Derivatives (d)
Futures Contracts	66,465	—	—	66,465
Total	$ 31,245,342	$ 1,090,455	$ —	$ 32,335,797

There have been no transfers between fair value measurement levels during the year ended February 28, 2017.

(d) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

as of February 28, 2017 (Unaudited)
Assets	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $25,456,615, $22,930,151 and $7,043,695)	$ 25,140,520	$ 22,869,946	$ 6,962,750
Investments in affiliated Underlying Funds, at value (cost $61,145,892, $74,833,064 and $20,475,074)	68,051,986	76,126,012	25,306,582
Total investments in securities, at value (cost $86,602,507, $97,763,215 and $27,518,769)	93,192,506	98,995,958	32,269,332
Cash	1,859,722	1,328,768	813,514
Deposit with broker for futures contracts	9,200	6,472	5,667
Receivable for Fund shares sold	60,383	32,891	24,777
Dividends receivable	7,955	7,141	850
Interest receivable	1,199	2,253	347
Other assets	28,000	27,433	29,618
Total assets	95,158,965	100,400,916	33,144,105
Liabilities
Payable for Fund shares redeemed	10,095	127,369	27,775
Payable for variation margin on futures contracts	11,843	4,833	1,427
Accrued Trustees' fees	2,222	1,996	978
Other accrued expenses and payables	129,357	145,523	72,512
Total liabilities	153,517	279,721	102,692
Net assets at value	$ 95,005,448	$ 100,121,195	$ 33,041,413

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2017 (Unaudited) (continued)
Net Assets Consist of	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Undistributed net investment income	252,394	1,163,105	3,567
Net unrealized appreciation (depreciation) on: Investments	6,589,999	1,232,743	4,750,563
Futures	536,468	195,248	66,465
Foreign currency	—	(331)	(1,030)
Accumulated net realized gain (loss)	(33,109,480)	(7,810,634)	482,475
Paid-in capital	120,736,067	105,341,064	27,739,373
Net assets, at value	$ 95,005,448	$ 100,121,195	$ 33,041,413
Net Asset Value
Class A Net assets applicable to shares outstanding	$ 34,456,128	$ 37,007,233	$ 20,723,559
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,764,426	2,543,564	2,201,556
Net Asset Value and redemption price per share	$ 12.46	$ 14.55	$ 9.41
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 13.22	$ 15.44	$ 9.98
Class C Net assets applicable to shares outstanding	$ 8,849,820	$ 7,685,009	$ 4,718,089
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	710,828	530,542	501,063
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 12.45	$ 14.49	$ 9.42
Class S Net assets applicable to shares outstanding	$ 51,699,500	$ 55,428,953	$ 7,599,765
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,153,664	3,809,403	808,519
Net Asset Value, offering and redemption price per share	$ 12.45	$ 14.55	$ 9.40

The accompanying notes are an integral part of the financial statements.

Statements of Operations

for the six months ended February 28, 2017 (Unaudited)
Net Asset Value	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Income distributions from affiliated Underlying Funds	$ 781,234	$ 1,182,901	$ 227,559
Dividends	412,130	383,365	126,170
Interest	1,355	8,704	2,667
Other income	48,123	33,582	9,024
Total income	1,242,842	1,608,552	365,420
Expenses: Management fee	51,311	63,090	20,218
Administration fee	47,660	50,620	16,731
Services to shareholders	78,961	112,891	35,753
Distribution and service fees	88,519	83,893	48,908
Custodian fee	1,994	3,364	5,023
Professional fees	37,422	33,206	34,565
Reports to shareholders	12,296	13,439	8,697
Registration fees	26,204	25,519	22,646
Trustees' fees and expenses	2,546	3,620	1,991
Other	5,030	5,219	3,551
Total expenses before expense reductions	351,943	394,861	198,083
Expense reductions	(47,330)	(106,209)	(82,895)
Total expenses after expense reductions	304,613	288,652	115,188
Net investment income	$ 938,229	$ 1,319,900	$ 250,232

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2017 (Unaudited) (continued)
Realized and Unrealized Gain (Loss)	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from: Sale of affiliated Underlying Funds	(30,633)	(65,148)	(37,275)
Sale of non-affiliated Underlying Funds	120,361	266,623	120,298
Capital gain distributions from affiliated Underlying Funds	893,515	1,851,986	622,999
Futures	821,723	(56,490)	159,774
Foreign currency	—	—	(399)
	1,804,966	1,996,971	865,397
Change in net unrealized appreciation (depreciation) on: Affiliated Underlying Funds	71,737	(431,911)	609,552
Non-affiliated Underlying Funds	(670,914)	(255,621)	(144,186)
Futures	469,263	69,535	28,006
Foreign currency	—	(342)	(53)
	(129,914)	(618,339)	493,319
Net gain (loss)	1,675,052	1,378,632	1,358,716
Net increase (decrease) in net assets resulting from operations	$ 2,613,281	$ 2,698,532	$ 1,608,948

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Deutsche Multi-Asset Conservative Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations: Net investment income	$ 938,229	$ 1,588,512
Net realized gain (loss)	1,804,966	2,397,485
Change in net unrealized appreciation (depreciation)	(129,914)	(358,525)
Net increase (decrease) in net assets resulting from operations	2,613,281	3,627,472
Distributions to shareholders from: Net investment income: Class A	(361,592)	(800,644)
Class B	—	(616)*
Class C	(60,813)	(133,951)
Class S	(592,506)	(1,161,686)
Total distributions	(1,014,911)	(2,096,897)
Fund share transactions: Proceeds from shares sold	2,437,159	5,563,105
Reinvestment of distributions	971,569	2,009,198
Payments for shares redeemed	(9,395,700)	(24,474,852)
Net assets acquired in tax-free reorganization	—	49,219,254**
Net increase (decrease) in net assets from Fund share transactions	(5,986,972)	32,316,705
Increase (decrease) in net assets	(4,388,602)	33,847,280
Net assets at beginning of period	99,394,050	65,546,770
Net assets at end of period (including undistributed net investment income of $252,394 and $329,076, respectively)	$ 95,005,448	$ 99,394,050

* For the period from September 1, 2015 to February 10, 2016.

** On October 16, 2015, Deutsche LifeCompass Retirement Fund was acquired by the Fund through a tax-free reorganization (see Note G).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche Multi-Asset Global Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations: Net investment income	$ 1,319,900	$ 2,967,666
Net realized gain (loss)	1,996,971	3,072,668
Change in net unrealized appreciation (depreciation)	(618,339)	(7,522,996)
Net increase (decrease) in net assets resulting from operations	2,698,532	(1,482,662)
Distributions to shareholders from: Net investment income: Class A	(1,158,144)	(933,707)
Class B	—	(420)*
Class C	(182,329)	(115,152)
Class S	(1,858,648)	(1,449,581)
Total distributions	(3,199,121)	(2,498,860)
Fund share transactions: Proceeds from shares sold	1,488,012	5,248,494
Reinvestment of distributions	3,111,994	2,438,032
Payments for shares redeemed	(10,650,406)	(29,346,816)
Net increase (decrease) in net assets from Fund share transactions	(6,050,400)	(21,660,290)
Increase (decrease) in net assets	(6,550,989)	(25,641,812)
Net assets at beginning of period	106,672,184	132,313,996
Net assets at end of period (including undistributed net investment of $1,163,105 and $3,042,326, respectively)	$ 100,121,195	$ 106,672,184

* For the period from September 1, 2015 to February 10, 2016.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche Multi-Asset Moderate Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations: Net investment income	$ 250,232	$ 493,026
Net realized gain (loss)	865,397	1,906,504
Change in net unrealized appreciation (depreciation)	493,319	(2,385,796)
Net increase (decrease) in net assets resulting from operations	1,608,948	13,734
Distributions to shareholders from: Net investment income: Class A	(345,108)	(526,019)
Class B	—	(480)*
Class C	(39,136)	(61,242)
Class S	(136,103)	(230,228)
Net realized gains: Class A	(898,274)	(1,910,411)
Class B	—	(4,485)*
Class C	(194,701)	(403,149)
Class S	(305,733)	(645,867)
Total distributions	(1,919,055)	(3,781,881)
Fund share transactions: Proceeds from shares sold	1,887,174	6,176,588
Reinvestment of distributions	1,821,550	3,734,636
Payments for shares redeemed	(6,050,184)	(19,808,202)
Net assets acquired in tax-free reorganization	—	11,298,463**
Net increase (decrease) in net assets from Fund share transactions	(2,341,460)	1,401,485
Increase (decrease) in net assets	(2,651,567)	(2,366,662)
Net assets at beginning of period	35,692,980	38,059,642
Net assets at end of period (including undistributed net investment income of $3,567 and $273,682, respectively)	$ 33,041,413	$ 35,692,980

* For the period from September 1, 2015 to February 10, 2016.

** On October 16, 2015, Deutsche LifeCompass 2040 Fund was acquired by the Fund through a tax-free reorganization (see Note G).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Multi-Asset Conservative Allocation Fund — Class A
Six Months Ended 2/28/17 (Unaudited)		Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 12.25	$ 12.00	$ 12.85	$ 11.66	$ 11.14	$ 10.57
Income (loss) from investment operations: Net investment income[a]	.12	.18	.22	.22	.24	.20
Net realized and unrealized gain (loss)	.22	.33	(.67)	1.24	.51	.58
Total from investment operations	.34	.51	(.45)	1.46	.75	.78
Less distributions from: Net investment income	(.13)	(.26)	(.40)	(.27)	(.23)	(.21)
Net asset value, end of period	$ 12.46	$ 12.25	$ 12.00	$ 12.85	$ 11.66	$ 11.14
Total Return (%)[b,c,d]	2.77**	4.33	(3.62)	12.65	6.74	7.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	37	31	40	44	58
Ratio of expenses before expense reductions (%)[e]	.81*	.79	.73	.71	.68	.66
Ratio of expenses after expense reductions (%)[e]	.70*	.57	.52	.46	.47	.58
Ratio of net investment income (%)	1.91*	1.51	1.71	1.76	2.08	1.83
Portfolio turnover rate (%)	4**	162	15	61	31	39

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Conservative Allocation Fund — Class C
Six Months Ended 2/28/17 (Unaudited)		Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 12.23	$ 11.99	$ 12.83	$ 11.64	$ 11.13	$ 10.55
Income (loss) from investment operations: Net investment income[a]	.07	.09	.12	.12	.15	.12
Net realized and unrealized gain (loss)	.23	.32	(.66)	1.25	.50	.59
Total from investment operations	.30	.41	(.54)	1.37	.65	.71
Less distributions from: Net investment income	(.08)	(.17)	(.30)	(.18)	(.14)	(.13)
Net asset value, end of period	$ 12.45	$ 12.23	$ 11.99	$ 12.83	$ 11.64	$ 11.13
Total Return (%)[b,c,d]	2.46**	3.47	(4.28)	11.82	5.86	6.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	10	8	9	10	11
Ratio of expenses before expense reductions (%)[e]	1.56*	1.53	1.48	1.43	1.40	1.38
Ratio of expenses after expense reductions (%)[e]	1.45*	1.32	1.27	1.21	1.22	1.33
Ratio of net investment income (%)	1.17*	.75	.95	1.01	1.30	1.10
Portfolio turnover rate (%)	4**	162	15	61	31	39

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Conservative Allocation Fund — Class S
Six Months Ended 2/28/17 (Unaudited)		Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 12.23	$ 11.99	$ 12.83	$ 11.64	$ 11.13	$ 10.55
Income (loss) from investment operations: Net investment income[a]	.13	.21	.25	.25	.28	.22
Net realized and unrealized gain (loss)	.23	.32	(.66)	1.24	.48	.60
Total from investment operations	.36	.53	(.41)	1.49	.76	.82
Less distributions from: Net investment income	(.14)	(.29)	(.43)	(.30)	(.25)	(.24)
Net asset value, end of period	$ 12.45	$ 12.23	$ 11.99	$ 12.83	$ 11.64	$ 11.13
Total Return (%)[b,c]	2.98**	4.51	(3.31)	12.95	6.92	7.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	53	27	35	38	71
Ratio of expenses before expense reductions (%)[d]	.54*	.51	.48	.47	.45	.44
Ratio of expenses after expense reductions (%)[d]	.45*	.32	.27	.21	.22	.33
Ratio of net investment income (%)	2.16*	1.77	2.00	2.03	2.41	2.07
Portfolio turnover rate (%)	4**	162	15	61	31	39

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Global Allocation Fund — Class A
Six Months Ended 2/28/17 (Unaudited)		Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 14.61	$ 15.05	$ 16.10	$ 14.34	$ 13.50	$ 12.74
Income (loss) from investment operations: Net investment income[a]	.18	.35	.25	.23	.27	.22
Net realized and unrealized gain (loss)	.21	(.50)[f]	(.83)	1.87	.83	.78
Total from investment operations	.39	(.15)	(.58)	2.10	1.10	1.00
Less distributions from: Net investment income	(.45)	(.29)	(.47)	(.34)	(.26)	(.24)
Net asset value, end of period	$ 14.55	$ 14.61	$ 15.05	$ 16.10	$ 14.34	$ 13.50
Total Return (%)[b,c,d]	2.72**	(.96)[f]	(3.63)	14.68	8.28	8.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	39	50	68	72	80
Ratio of expenses before expense reductions (%)[e]	.85*	.79	.66	.65	.67	.63
Ratio of expenses after expense reductions (%)[e]	.65*	.40	.52	.46	.47	.59
Ratio of net investment income (%)	2.53*	2.40	1.58	1.52	1.93	1.69
Portfolio turnover rate (%)	7**	259	12	60	32	45

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f] Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

* Annualized

** Not annualized

Deutsche Multi-Asset Global Allocation Fund — Class C
Six Months Ended 2/28/17 (Unaudited)		Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 14.49	$ 14.92	$ 15.96	$ 14.22	$ 13.38	$ 12.63
Income (loss) from investment operations: Net investment income[a]	.13	.24	.13	.12	.16	.12
Net realized and unrealized gain (loss)	.21	(.50)[f]	(.82)	1.84	.84	.77
Total from investment operations	.34	(.26)	(.69)	1.96	1.00	.89
Less distributions from: Net investment income	(.34)	(.17)	(.35)	(.22)	(.16)	(.14)
Net asset value, end of period	$ 14.49	$ 14.49	$ 14.92	$ 15.96	$ 14.22	$ 13.38
Total Return (%)[b,d]	2.42c**	(1.74)[c,f]	(4.42)[c]	13.84[c]	7.52[c]	7.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	11	13	13	14
Ratio of expenses before expense reductions (%)[e]	1.60*	1.53	1.40	1.37	1.38	1.33
Ratio of expenses after expense reductions (%)[e]	1.40*	1.15	1.27	1.21	1.22	1.33
Ratio of net investment income (%)	1.76*	1.64	.82	.77	1.18	.95
Portfolio turnover rate (%)	7**	259	12	60	32	45

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f] Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

* Annualized

** Not annualized

Deutsche Multi-Asset Global Allocation Fund — Class S
Six Months Ended 2/28/17 (Unaudited)		Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 14.63	$ 15.07	$ 16.12	$ 14.37	$ 13.52	$ 12.77
Income (loss) from investment operations: Net investment income[a]	.20	.39	.30	.27	.31	.24
Net realized and unrealized gain (loss)	.21	(.50)[e]	(.84)	1.86	.84	.78
Total from investment operations	.41	(.11)	(.54)	2.13	1.15	1.02
Less distributions from: Net investment income	(.49)	(.33)	(.51)	(.38)	(.30)	(.27)
Net asset value, end of period	$ 14.55	$ 14.63	$ 15.07	$ 16.12	$ 14.37	$ 13.52
Total Return (%)[b,c]	2.84**	(.70)[e]	(3.43)	14.95	8.62	8.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	59	71	89	87	105
Ratio of expenses before expense reductions (%)[d]	.62*	.54	.42	.42	.42	.42
Ratio of expenses after expense reductions (%)[d]	.40*	.15	.27	.21	.22	.34
Ratio of net investment income (%)	2.78*	2.69	1.87	1.77	2.20	1.87
Portfolio turnover rate (%)	7**	259	12	60	32	45

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e] Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

* Annualized

** Not annualized

Deutsche Multi-Asset Moderate Allocation Fund — Class A
Six Months Ended 2/28/17 (Unaudited)		Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 9.51	$ 10.41	$ 12.04	$ 10.66	$ 9.71	$ 9.10
Income (loss) from investment operations: Net investment income[a]	.07	.12	.16	.14	.19	.13
Net realized and unrealized gain (loss)	.38	.01[f]	(.42)	1.68	.92	.61
Total from investment operations	.45	.13	(.26)	1.82	1.11	.74
Less distributions from: Net investment income	(.15)	(.19)	(.28)	(.31)	(.16)	(.13)
Net realized gains	(.40)	(.84)	(1.09)	(.13)	—	—
Total distributions	(.55)	(1.03)	(1.37)	(.44)	(.16)	(.13)
Net asset value, end of period	$ 9.41	$ 9.51	$ 10.41	$ 12.04	$ 10.66	$ 9.71
Total Return (%)[b,c,d]	4.93**	1.25	(2.39)	17.23	11.61	8.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	22	24	32	40	41
Ratio of expenses before expense reductions (%)[e]	1.13*	1.04	.85	.82	.82	.80
Ratio of expenses after expense reductions (%)[e]	.64*	.46	.52	.46	.47	.58
Ratio of net investment income (%)	1.54*	1.23	1.39	1.25	1.84	1.39
Portfolio turnover rate (%)	8**	161	14	60	41	46

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f] The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 2016 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

* Annualized

** Not annualized

Deutsche Multi-Asset Moderate Allocation Fund — Class C
Six Months Ended 2/28/17 (Unaudited)		Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 9.47	$ 10.37	$ 11.99	$ 10.62	$ 9.67	$ 9.06
Income (loss) from investment operations: Net investment income[a]	.04	.04	.07	.05	.11	.06
Net realized and unrealized gain (loss)	.39	.01[f]	(.41)	1.67	.93	.61
Total from investment operations	.43	.05	(.34)	1.72	1.04	.67
Less distributions from: Net investment income	(.08)	(.11)	(.19)	(.22)	(.09)	(.06)
Net realized gains	(.40)	(.84)	(1.09)	(.13)	—	—
Total distributions	(.48)	(.95)	(1.28)	(.35)	(.09)	(.06)
Net asset value, end of period	$ 9.42	$ 9.47	$ 10.37	$ 11.99	$ 10.62	$ 9.67
Total Return (%)[b,c,d]	4.68**	.44	(3.11)	16.29	10.80	7.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	5	6	5	5
Ratio of expenses before expense reductions (%)[e]	1.84*	1.74	1.54	1.48	1.52	1.48
Ratio of expenses after expense reductions (%)[e]	1.39*	1.21	1.27	1.21	1.22	1.33
Ratio of net investment income (%)	.78*	.42	.65	.46	1.06	.61
Portfolio turnover rate (%)	8**	161	14	60	41	46

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f] The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 2016 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

* Annualized

** Not annualized

Deutsche Multi-Asset Moderate Allocation Fund — Class S
Six Months Ended 2/28/17 (Unaudited)		Years Ended August 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 9.51	$ 10.41	$ 12.05	$ 10.68	$ 9.72	$ 9.11
Income (loss) from investment operations: Net investment income[a]	.08	.13	.23	.17	.22	.15
Net realized and unrealized gain (loss)	.39	.03[e]	(.47)	1.67	.93	.61
Total from investment operations	.47	.16	(.24)	1.84	1.15	.76
Less distributions from: Net investment income	(.18)	(.22)	(.31)	(.34)	(.19)	(.15)
Net realized gains	(.40)	(.84)	(1.09)	(.13)	—	—
Total distributions	(.58)	(1.06)	(1.40)	(.47)	(.19)	(.15)
Net asset value, end of period	$ 9.40	$ 9.51	$ 10.41	$ 12.05	$ 10.68	$ 9.72
Total Return (%)[b,c]	5.09**	1.53	(2.21)	17.41	11.99	8.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	9	9	20	18	21
Ratio of expenses before expense reductions (%)[d]	.93*	.77	.58	.56	.57	.55
Ratio of expenses after expense reductions (%)[d]	.39*	.21	.26	.21	.22	.33
Ratio of net investment income (%)	1.80*	1.43	2.05	1.49	2.12	1.58
Portfolio turnover rate (%)	8**	161	14	60	41	46

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e] The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 2016 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of Deutsche Asset Allocation Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated Deutsche funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying Deutsche Funds") and non-affiliated mutual funds and exchange-traded funds ("Non-affiliated Funds"). Non-affiliated Funds and Underlying Deutsche Funds are collectively referred to as "Underlying Funds." Each Underlying Deutsche Fund's accounting policies and investment holdings are outlined in the Underlying Deutsche Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2016, Deutsche Multi-Asset Conservative Allocation Fund had a net tax basis capital loss carryforward of approximately $33,240,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($1,388,000), August 31, 2018 ($21,685,000) and August 31, 2019 ($10,167,000), the respective expiration dates, whichever occurs first. The Fund inherited $1,968,000 of pre-enactment losses from its merger with Deutsche LifeCompass Retirement Fund, which may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.

In addition, from November 1, 2015 through August 31, 2016, Deutsche Multi-Asset Conservative Allocation Fund elects to defer qualified late year losses of approximately $1,154,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2017.

At August 31, 2016, Deutsche Multi-Asset Global Allocation Fund had a net tax basis capital loss carryforward of approximately $2,553,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2019, the expiration date, whichever occurs first.

In addition, from November 1, 2015 through August 31, 2016, Deutsche Multi-Asset Global Allocation Fund elects to defer qualified late year losses of approximately $6,648,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2017.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2016 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of Deutsche Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in futures and the tax character of capital gain distributions from Underlying Funds. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instrument

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the period ended February 28, 2017, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds' tactical asset allocation process.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of February 28, 2017 is included in the tables following the Funds' Investment Portfolios. For the six months ended February 28, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $13,350,000 to $15,172,000 for Deutsche Multi-Asset Conservative Allocation Fund, from approximately $5,397,000 to $10,029,000 for Deutsche Multi-Asset Global Allocation Fund and from approximately $1,654,000 to $3,550,000 for Deutsche Multi-Asset Moderate Allocation Fund. For the six months ended February 28, 2017, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $5,909,000 for Deutsche Multi-Asset Conservative Allocation Fund, from $0 to approximately $6,604,000 for Deutsche Multi-Asset Global Allocation Fund and from $0 to approximately $2,715,000 for Deutsche Multi-Asset Moderate Allocation Fund.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2017 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

Assets Derivative	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ 536,468	$ 195,248	$ 66,465

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the six months ended February 28, 2017 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ 833,412	$ (39,329)	$ 146,344
Foreign Exchange Contracts (a)	(11,689)	(17,161)	13,430
	$ 821,723	$ (56,490)	$ 159,774
Each of the above derivatives is located in the following Statements of Operations accounts: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ 573,803	$ 192,453	$ 73,102
Foreign Exchange Contracts (a)	(104,540)	(122,918)	(45,096)
	$ 469,263	$ 69,535	$ 28,006
Each of the above derivatives is located in the following Statements of Operations accounts: (a) Change in net unrealized appreciation (depreciation) from futures

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

Pursuant to the Restated Investment Management Agreement with the Advisor, Deutsche Multi-Asset Conservative Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund's average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Pursuant to the Restated Investment Management Agreement with the Advisor, Deutsche Multi-Asset Global Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund's average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.65% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Accordingly, for the period from September 1, 2016 through February 28, 2017, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.11%, 0.12% and 0.12% of the Fund's average daily net assets for Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, respectively.

The Funds do not invest in the Underlying Deutsche Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Deutsche Fund's outstanding shares. At February 28, 2017, Deutsche Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying Deutsche Fund. At August 31, 2016, Deutsche Multi-Asset Conservative Allocation Fund held 5% or greater of the following Underlying Deutsche Funds' outstanding shares: 15% of Deutsche U.S. Bond Index Fund, 9% of Deutsche Core Plus Income Fund, 9% of Deutsche European Equity Fund and 5% of Deutsche Global Inflation Fund. At February 28, 2017, Deutsche Multi-Asset Global Allocation Fund held 5% or greater of the following Underlying Deutsche Funds' outstanding shares: 36% of Deutsche EAFE Equity Index Fund, 9% of Deutsche European Equity Fund and 6% of Deutsche Global Inflation Fund.

For the period from September 1, 2016 through September 30, 2018, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets as follows:

	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Class A	1.15%	1.15%	1.15%
Class C	1.90%	1.90%	1.90%
Class S	.90%	.90%	.90%

For the six months ended February 28, 2017, fees waived and/or expenses reimbursed for each Fund were as follows:

Deutsche Multi-Asset Conservative Allocation Fund Class A	$ 19,685
Class C	5,252
Class S	22,393
$ 47,330
Deutsche Multi-Asset Global Allocation Fund Class A	$ 38,178
Class C	7,984
Class S	60,047
$ 106,209
Deutsche Multi-Asset Moderate Allocation Fund Class A	$ 51,696
Class C	10,539
Class S	20,660
$ 82,895

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2017, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Unpaid at February 28, 2017
Deutsche Multi-Asset Conservative Allocation Fund	$ 47,660	$ 7,271
Deutsche Multi-Asset Global Allocation Fund	$ 50,620	$ 7,690
Deutsche Multi-Asset Moderate Allocation Fund	$ 16,731	$ 2,525

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2017, the amounts charged to the Funds by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2017
Deutsche Multi-Asset Conservative Allocation Fund Class A	$ 15,362	$ 9,191
Class C	2,113	1,147
Class S	28,898	16,285
	$ 46,373	$ 26,623
Deutsche Multi-Asset Global Allocation Fund Class A	$ 17,249	$ 10,731
Class C	2,251	1,218
Class S	45,722	24,727
	$ 65,222	$ 36,676
Deutsche Multi-Asset Moderate Allocation Fund Class A	$ 11,709	$ 6,261
Class C	1,155	653
Class S	5,810	4,284
	$ 18,674	$ 11,198

Distribution and Service Fees. Under the Funds' Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2017, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 28, 2017
Deutsche Multi-Asset Conservative Allocation Fund Class C	$ 34,740	$ 5,106
Deutsche Multi-Asset Global Allocation Fund Class C	$ 29,288	$ 4,428
Deutsche Multi-Asset Moderate Allocation Fund Class C	$ 17,655	$ 2,706

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2017, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at February 28, 2017	Annualized Rate
Deutsche Multi-Asset Conservative Allocation Fund
Class A	$ 42,341	$ 28,441.24%
Class C	11,438	5,722.25%
	$ 53,779	$ 34,163
Deutsche Multi-Asset Global Allocation Fund
Class A	$ 44,914	$ 22,738.24%
Class C	9,691	4,709.25%
	$ 54,605	$ 27,447
Deutsche Multi-Asset Moderate Allocation Fund
Class A	$ 25,405	$ 13,541.24%
Class C	5,848	2,942.25%
	$ 31,253	$ 16,483

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2017 for Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund aggregated $395, $557 and $1,035, respectively.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2017, the CDSC for Class C shares aggregated $214, $3 and $137 for Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2017, DDI received $116 for Class A shares of Deutsche Multi-Asset Global Allocation Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 28, 2017, the amounts charged to the Funds by DIMA included in the Statements of Operations under "Reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 28, 2017
Deutsche Multi-Asset Conservative Allocation Fund	$ 5,422	$ 1,244
Deutsche Multi-Asset Global Allocation Fund	$ 5,351	$ 1,336
Deutsche Multi-Asset Moderate Allocation Fund	$ 5,766	$ 1,386

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent, plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at February 28, 2017.

E. Share Transactions

Deutsche Multi-Asset Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2017		Year Ended August 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	58,552	$ 716,219	245,239	$ 2,911,013
Class C	34,518	418,946	82,635	980,779
Class S	106,770	1,301,994	139,988	1,671,313
		$ 2,437,159		$ 5,563,105
Shares issued to shareholders in reinvestment of distributions
Class A	28,939	$ 351,358	65,991	$ 780,511
Class B	—	—	52*	616*
Class C	4,621	56,045	10,244	121,079
Class S	46,536	564,166	93,558	1,106,992
		$ 971,569		$ 2,009,198
Shares redeemed
Class A	(324,279)	$ (3,946,759)	(839,388)	$ (10,035,570)
Class B	—	—	(9,421)*	(111,397)*
Class C	(142,109)	(1,735,674)	(187,213)	(2,243,387)
Class S	(305,541)	(3,713,267)	(1,007,292)	(12,084,498)
		$ (9,395,700)		$ (24,474,852)
Shares issued in tax-free reorganization**
Class A	—	$ —	937,553	$ 11,372,390
Class B	—	—	3,437*	41,729*
Class C	—	—	262,548	3,184,690
Class S	—	—	2,858,792	34,620,445
		$ —		$ 49,219,254
Net increase (decrease)
Class A	(236,788)	$ (2,879,182)	409,395	$ 5,028,344
Class B	—	—	(5,932)*	(69,052)*
Class C	(102,970)	(1,260,683)	168,214	2,043,161
Class S	(152,235)	(1,847,107)	2,085,046	25,314,252
		$ (5,986,972)		$ 32,316,705

* For the period from September 1, 2015 to February 10, 2016.

** On October 16, 2015, Deutsche LifeCompass Retirement Fund was acquired by the Fund through a tax-free reorganization (see Note G).

Deutsche Multi-Asset Global Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2017		Year Ended August 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	59,384	$ 863,384	186,140	$ 2,717,293
Class C	6,517	94,067	17,879	259,579
Class S	36,285	530,561	156,107	2,271,622
		$ 1,488,012		$ 5,248,494
Shares issued to shareholders in reinvestment of distributions
Class A	80,177	$ 1,128,088	61,554	$ 912,847
Class B	—	—	28*	420*
Class C	11,930	167,254	7,154	105,742
Class S	129,208	1,816,652	95,750	1,419,023
		$ 3,111,994		$ 2,438,032
Shares redeemed
Class A	(285,478)	$ (4,106,205)	(902,051)	$ (13,018,215)
Class B	—	—	(12,410)*	(182,596)*
Class C	(59,763)	(856,906)	(160,680)	(2,309,821)
Class S	(393,450)	(5,687,295)	(943,830)	(13,836,184)
		$ (10,650,406)		$ (29,346,816)
Net increase (decrease)
Class A	(145,917)	$ (2,114,733)	(654,357)	$ (9,388,075)
Class B	—	—	(12,382)*	(182,176)*
Class C	(41,316)	(595,585)	(135,647)	(1,944,500)
Class S	(227,957)	(3,340,082)	(691,973)	(10,145,539)
		$ (6,050,400)		$ (21,660,290)

* For the period from September 1, 2015 to February 10, 2016.

Deutsche Multi-Asset Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2017		Year Ended August 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	135,657	$ 1,276,719	404,389	$ 3,789,734
Class C	15,579	147,141	44,545	420,424
Class S	49,315	463,314	208,647	1,966,430
		$ 1,887,174		$ 6,176,588
Shares issued to shareholders in reinvestment of distributions
Class A	133,835	$ 1,221,912	252,155	$ 2,407,063
Class B	—	—	519*	4,965*
Class C	25,353	231,725	48,434	463,029
Class S	40,386	367,913	90,237	859,579
		$ 1,821,550		$ 3,734,636
Shares redeemed
Class A	(360,913)	$ (3,358,419)	(1,289,451)	$ (11,902,463)
Class B	—	—	(6,547)*	(60,420)*
Class C	(56,300)	(528,483)	(119,368)	(1,130,285)
Class S	(228,753)	(2,163,282)	(704,464)	(6,715,034)
		$ (6,050,184)		$ (19,808,202)
Shares issued in tax-free reorganization**
Class A	—	$ —	629,907	$ 6,090,926
Class C	—	—	44,978	435,351
Class S	—	—	494,523	4,772,186
		$ —		$ 11,298,463
Net increase (decrease)
Class A	(91,421)	$ (859,788)	(3,000)	$ 385,260
Class B	—	—	(6,028)*	(55,455)*
Class C	(15,368)	(149,617)	18,589	188,519
Class S	(139,052)	(1,332,055)	88,943	883,161
		$ (2,341,460)		$ 1,401,485

* For the period from September 1, 2015 to February 10, 2016.

** On October 16, 2015, Deutsche LifeCompass 2040 Fund was acquired by the Fund through a tax-free reorganization (see Note G).

F. Transactions with Affiliates

The Underlying Deutsche Funds in which the Funds invest are considered to be affiliated investments. A summary of each Fund's transactions with affiliated Underlying Deutsche Funds during the six months ended February 28, 2017 is as follows:

Deutsche Multi-Asset Conservative Allocation Fund

Affiliate	Value ($) at 8/31/2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2017
Deutsche Core Equity Fund	14,660,617	930,858	529,900	(2,835)	110,875	819,983	15,619,168
Deutsche Core Plus Income Fund	19,381,294	254,384	646,300	(7,192)	254,384	—	18,622,939
Deutsche Enhanced Commodity Strategy Fund	1,101,082	75,571	39,800	(11,462)	75,571	—	1,117,509
Deutsche Enhanced Global Bond Fund	2,061,157	23,862	68,100	(9,085)	20,337	—	1,977,879
Deutsche European Equity Fund	3,465,136	—	121,700	(10,265)	—	—	3,578,336
Deutsche Global High Income Fund	3,189,207	80,759	110,400	3,202	81,017	—	3,215,729
Deutsche Global Inflation Fund	5,034,696	—	167,100	(4,539)	—	—	4,786,484
Deutsche High Income Fund	1,079,665	30,826	37,700	(111)	27,215	—	1,093,360
Deutsche Small Cap Core Fund	2,230,863	14,629	85,000	23,164	14,629	—	2,419,016
Deutsche U.S. Bond Index Fund	14,387,326	263,229	475,500	(11,510)	190,425	73,532	13,587,209
Deutsche Central Cash Management Government Fund	3,531,127	7,100,313	8,597,083	—	6,781	—	2,034,357
Total	70,122,170	8,774,431	10,878,583	(30,633)	781,234	893,515	68,051,986

Deutsche Multi-Asset Global Allocation Fund

Affiliate	Value ($) at 8/31/2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2017
Deutsche Core Equity Fund	3,269,193	207,573	—	—	24,724	182,849	3,606,600
Deutsche Core Plus Income Fund	5,946,616	78,981	—	—	78,981	—	5,916,389
Deutsche EAFE Equity Index Fund	19,464,983	2,175,246	—	—	738,925	1,436,322	20,346,086
Deutsche Enhanced Commodity Strategy Fund	610,721	41,916	—	—	41,916	—	641,870
Deutsche Enhanced Global Bond Fund	1,984,849	23,247	—	—	18,808	—	1,972,122
Deutsche European Equity Fund	4,130,566	—	500,000	(65,148)	—	—	3,875,245
Deutsche Global Growth Fund	11,131,883	18,463	—	—	18,463	—	11,592,743
Deutsche Global High Income Fund	6,750,611	172,800	—	—	168,898	—	7,047,195
Deutsche Global Inflation Fund	5,270,671	—	—	—	—	—	5,188,397
Deutsche Global Small Cap Fund	2,958,209	210,055	—	—	—	210,055	3,114,445
Deutsche High Income Fund	414,903	11,978	—	—	11,978	—	435,065
Deutsche U.S. Bond Index Fund	4,453,244	82,107	—	—	59,633	22,760	4,354,339
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	3,135,057	—	—	—	3,987	—	3,447,247
Deutsche Central Cash Management Government Fund	7,535,255	6,574,331	9,521,317	—	16,588	—	4,588,269
Total	77,056,761	9,596,697	10,021,317	(65,148)	1,182,901	1,851,986	76,126,012

Deutsche Multi-Asset Moderate Allocation Fund

Affiliate	Value ($) at 8/31/2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2017
Deutsche Core Equity Fund	11,740,693	700,338	695,600	(54,199)	83,417	616,920	12,168,409
Deutsche Core Plus Income Fund	2,857,018	35,699	168,400	3,734	35,699	—	2,674,176
Deutsche Enhanced Commodity Strategy Fund	401,817	25,929	24,300	(6,125)	25,929	—	397,066
Deutsche Enhanced Global Bond Fund	1,151,464	12,686	68,000	2,632	11,175	—	1,076,152
Deutsche European Equity Fund	1,580,786	—	95,100	(10,710)	—	—	1,588,786
Deutsche Floating Rate Fund	109,449	2,566	6,500	(271)	2,566	—	106,027
Deutsche Global High Income Fund	505,898	12,255	29,900	1,890	10,758	—	496,891
Deutsche Global Inflation Fund	2,383,129	—	140,900	(193)	—	—	2,206,549
Deutsche High Income Fund	1,011,072	27,457	60,000	(2,815)	27,457	—	997,287
Deutsche Small Cap Core Fund	1,626,154	10,015	97,500	26,973	10,015	—	1,714,843
Deutsche U.S. Bond Index Fund	1,264,141	22,018	74,500	1,809	15,990	6,079	1,162,936
Deutsche Central Cash Management Government Fund	2,077,461	5,265,956	6,625,957	—	4,553	—	717,460
Total	26,709,082	6,114,919	8,086,657	(37,275)	227,559	622,999	25,306,582

G. Acquisition of Assets

On October 16, 2015, the Deutsche Multi-Asset Conservative Allocation Fund (the "Fund") acquired all of the net assets of Deutsche LifeCompass Retirement Fund pursuant to a plan of reorganization approved by shareholders of Life Compass Retirement Fund on September 11, 2015. The acquisition was accomplished by a tax-free exchange of 940,654 Class A shares, 3,445 Class B shares, 263,240 Class C shares and 2,865,417 Class S shares of LifeCompass Retirement Fund for 937,553 Class A shares, 3,437 Class B shares, 262,548 Class C shares and 2,858,792 Class S shares of the Fund, respectively, outstanding on October 16, 2015. Deutsche LifeCompass Retirement Fund net assets at that date, $49,219,254, including $2,915,232 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $65,095,379. The combined net assets of the Fund immediately following the acquisition were $114,314,633.

On October 16, 2015, the Deutsche Multi-Asset Moderate Allocation Fund (the "Fund") acquired all of the net assets of Deutsche LifeCompass 2040 Fund pursuant to a plan of reorganization approved by shareholders of Life Compass 2040 Fund on September 11, 2015. The acquisition was accomplished by a tax-free exchange of 1,014,186 Class A shares, 72,407 Class C shares and 794,298 Class S shares of LifeCompass 2040 Fund for 629,907 Class A shares, 44,978 Class C shares and 494,523 Class S shares of the Fund, respectively, outstanding on October 16, 2015. Deutsche LifeCompass 2040 Fund net assets at that date, $11,298,463 including $2,414,893 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $37,526,779. The combined net assets of the Fund immediately following the acquisition were $48,825,242.

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2016 to February 28, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche Multi-Asset Conservative Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2017 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/17	$ 1,027.70	$ 1,024.60	$ 1,029.80
Expenses Paid per $1,000*	$ 3.52	$ 7.28	$ 2.26
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/17	$ 1,021.32	$ 1,017.60	$ 1,022.56
Expenses Paid per $1,000*	$ 3.51	$ 7.25	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche Multi-Asset Conservative Allocation Fund	.70%	1.45%	.45%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Multi-Asset Global Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2017 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/17	$ 1,027.20	$ 1,024.20	$ 1,028.40
Expenses Paid per $1,000*	$ 3.27	$ 7.03	$ 2.01
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/17	$ 1,021.57	$ 1,017.85	$ 1,022.81
Expenses Paid per $1,000*	$ 3.26	$ 7.00	$ 2.01

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche Multi-Asset Global Allocation Fund	.65%	1.40%	.40%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Multi-Asset Moderate Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2017 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/17	$ 1,049.30	$ 1,046.80	$ 1,050.90
Expenses Paid per $1,000*	$ 3.25	$ 7.05	$ 1.98
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/17	$ 1,021.62	$ 1,017.90	$ 1,022.86
Expenses Paid per $1,000*	$ 3.21	$ 6.95	$ 1.96

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche Multi-Asset Moderate Allocation Fund	.64%	1.39%	.39%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Multi-Asset Conservative Allocation Fund’s, Deutsche Multi-Asset Global Allocation Fund’s and Deutsche Multi-Asset Moderate Allocation Fund’s (each a "Fund" and collectively, the "Funds") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Funds’ Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds’ performance, fees and expenses, and profitability from a fee consultant retained by the Funds’ Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Funds.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds’ contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Funds’ Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

Deutsche Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, Deutsche Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2015. The Board considered that, in light of the Fund’s underperformance and decreasing asset size, DIMA recommended, and the Board approved, changes to the Fund’s investment objective and principal investment strategy to restructure the Fund from a target date fund of funds into a managed multi-asset fund. These changes became effective on October 19, 2015. The Board noted that, in connection with these changes, shareholders of the Fund approved, in September 2015, an amended and restated investment management agreement between the Fund and DIMA.

Deutsche Multi-Asset Global Allocation Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, Deutsche Multi-Asset Global Allocation Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2015. The Board considered that, in light of the Fund’s underperformance and decreasing asset size, DIMA recommended, and the Board approved, changes to the Fund’s investment objective and principal investment strategy to restructure the Fund from a target date fund of funds into a managed multi-asset fund. These changes became effective on October 19, 2015. The Board noted that, in connection with these changes, shareholders of the Fund approved, in September 2015, an amended and restated investment management agreement between the Fund and DIMA.

Deutsche Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, Deutsche Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2015. The Board considered that, in light of the Fund’s underperformance and decreasing asset size, DIMA recommended, and the Board approved, changes to the Fund’s investment objective and principal investment strategy to restructure the Fund from a target date fund of funds into a managed multi-asset fund. These changes became effective on October 19, 2015. The Board noted that, in connection with these changes, shareholders of the Fund approved, in September 2015, an amended and restated investment management agreement between the Fund and DIMA.

Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant.

Deutsche Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) ("Broadridge Universe Expenses").

Deutsche Multi-Asset Global Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge Universe Expenses.

Deutsche Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge Universe Expenses.

The Board also reviewed data comparing total (net) operating expenses of each share class of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Funds and the comparable Deutsche funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Funds.

On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche Funds along with the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds because each Fund was structured as a fund-of-funds until October, 19, 2015, but did receive such information with respect to the funds in which the Funds previously invested. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Deutsche Multi-Asset Conservative Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081

Deutsche Multi-Asset Global Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SUPAX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 817	25158W 825
Fund Number	482	782	2082

Deutsche Multi-Asset Moderate Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	4/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	4/28/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	4/28/2017